Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating expenses:
Research and development	$ 40,177	$ 25,684
General and administrative	14,214	7,123
Total operating expenses	54,391	32,807
Loss from operations	(54,391)	(32,807)
Interest income	72	91
Other expense, net	(329)	0
Net loss	(54,648)	(32,716)
Unrealized loss on marketable securities, net of tax	(119)	0
Comprehensive loss	$ (54,767)	$ (32,716)
Net loss per share attributable to common stockholders, basic and diluted	$ (2.21)	$ (2.05)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted	24,689,339	15,972,348